Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

Note 8 - Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	December 31,
	2020	2019
Accrued professional fees	$1,376,450	$188,749
Accrued vacation and benefits	174,771	127,999
Accrued communication and technology expenses	114,754	83,724
Other payables	97,119	16,973

	$1,763,094	$417,445